Financial Instrument Risk Management - Notional Amount of Derivative Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 165,557	$ 173,735
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	69,768	65,966
Swap contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,360	835
Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	7	100
Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,515	17,749
Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,845	5,849
Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	359	461
Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,243	13,921
Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	21,542	19,873
Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	313	317
Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	441	446
Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	338	279
Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,360	835
Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,005	3,818
Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	267	213
Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	52	0
Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,481	2,105
Under 1 Year | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	27,849	21,123
Under 1 Year | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	7	94
Under 1 Year | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,193	1,273
Under 1 Year | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,512	878
Under 1 Year | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	135	0
Under 1 Year | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	17,243	10,824
Under 1 Year | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	806	725
Under 1 Year | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	145	154
Under 1 Year | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	441	446
Under 1 Year | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	338	271
Under 1 Year | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	302	322
Under 1 Year | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,005	3,818
Under 1 Year | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	189	213
Under 1 Year | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	52	0
Under 1 Year | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,481	2,105
1 to 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	10,295	13,633
1 to 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	6
1 to 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,089	3,434
1 to 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,080	3,297
1 to 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	224	461
1 to 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	3,097
1 to 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,598	2,654
1 to 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	168	163
1 to 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
1 to 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	8
1 to 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,058	513
1 to 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
1 to 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	78	0
1 to 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
1 to 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	31,624	31,210
Over 5 Years | Over-the-counter interest rate contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Over-the-counter interest rate contracts | Interest rate swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,233	13,042
Over 5 Years | Over-the-counter interest rate contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,253	1,674
Over 5 Years | Over-the-counter interest rate contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Over-the-counter foreign exchange contracts | Foreign currency swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,138	16,494
Over 5 Years | Over-the-counter other contracts | Forward contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Over-the-counter other contracts | Swap contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Over-the-counter other contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Over-the-counter other contracts | Credit derivatives | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Exchange-traded interest rate contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Exchange-traded equity contracts | Options purchased | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Exchange-traded equity contracts | Options written | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Over 5 Years | Exchange-traded equity contracts | Futures contracts | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0